UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on March 31, 2003 pursuant to a request for confidential treatment and for which that confidential treatment expired on June 30, 2003.

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [ X ]; Amendment Number:     1
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


      /S/ Henry H. Hopkins        Baltimore, Maryland      August 20, 2003
              [Signature]            [City, State]           [Date]




Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: 152541

List of Other Included Managers: NONE













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


                                                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------

AMBAC Financial Group Inc      COMM STK         023139108    9670   191400   SH      SOLE         121800         0   69600
Bard (C.R.) Inc                COMM STK         067383109    9182   145600   SH      SOLE          46400         0   99200
Barr Laboratories              COMM STK         068306109   10078   176800   SH      SOLE          67350         0  109450
Biovail Corp                   COMM STK         09067J109    5805   145600   SH      SOLE          81200         0   64400
CDW Computer Centers Inc       COMM STK         125129106    1714    42000   SH      SOLE              0         0   42000
Elk Corp                       COMM STK         287456107    1900   100000   SH      SOLE              0         0  100000
Fiserv Inc                     COMM STK         337738108    4281   136000   SH      SOLE          66500         0   69500
Guidant Corp                   COMM STK         401698105    1821    50300   SH      SOLE              0         0   50300
Harley Davidson                COMM STK         412822108   11028   277720   SH      SOLE          99870         0  177850
Harris Corporation             COMM STK         413875105   19181   690700   SH      SOLE         503200         0  187500
Indevus Pharmaceuticals Inc    COMM STK         454072109     187    77900   SH      SOLE          7,900         0   70000
Intuit                         COMM STK         461202103   27216   731610   SH      SOLE         192210         0  539400
MKS Instruments Inc            COMM STK         55306N104      88     7000   SH      SOLE              0         0    7000
Magma Design Automation        COMM STK         559181102    1560   201350   SH      SOLE         134650         0   66700
Netiq Corp                     COMM STK         64115P102    1733   155300   SH      SOLE              0         0  155300
Neuberger Berman Inc           COMM STK         641234109    3918   138800   SH      SOLE          80200         0   58600
Paychex Inc                    COMM STK         704326107      52     1900   SH      SOLE              0         0    1900
Progenics Pharmaceuticals      COMM STK         743187106    2229   504300   SH      SOLE              0         0  504300
Protein Design Labs Inc        COMM STK         74369L103    4317   583311   SH      SOLE              0         0  583311
Prudential Financial Inc       COMM STK         744320102    5531   189090   SH      SOLE         125790         0   63300
Ross Stores Inc                COMM STK         778296103    1265    35000   SH      SOLE              0         0   35000
SRA International Inc Cl A     COMM STK         78464R105    1130    47700   SH      SOLE          18200         0   29500
Schering-Plough Corp           COMM STK         806605101   10969   615210   SH      SOLE         145110         0  470100
Scholastic Corporation         COMM STK         807066105    5103   189700   SH      SOLE          43600         0  146100
Sequenom Inc                   COMM STK         817337108     920   500000   SH      SOLE              0         0  500000
Stryker Corp                   COMM STK         863667101    3659    53300   SH      SOLE              0         0   53300
Tellabs Inc                    COMM STK         879664100    8004  1382400   SH      SOLE         258200         0 1124200